Schedule of Investments (unaudited) March 31, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.5%

State — 0.2%
Alabama Public School and College Authority, Refunding RB, Series A, 4.00%, 11/01/38	$395	$431,421

Transportation — 0.3%
Alabama Federal Aid Highway Finance Authority, Refunding RB, Series B, 5.00%, 09/01/24(a)	900	964,253

Total Municipal Bonds in Alabama		1,395,674

Arizona — 1.1%

County/City/Special District/School District — 0.2%
City of Phoenix, Refunding GO, 5.00%, 07/01/24	650	693,561

Utilities — 0.9%
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 01/01/34	2,480	2,782,640

Total Municipal Bonds in Arizona		3,476,201

California — 21.2%

County/City/Special District/School District — 4.4%
Coast Community College District, Refunding GO, Series A, 4.00%, 08/01/23(b)	1,000	1,030,435
Contra Costa Community College District, GO, Series A, 4.00%, 08/01/39	1,000	1,040,905
El Camino Community College District Foundation, GO, CAB, Series C, 0.00%, 08/01/38(c)	680	393,011
Fremont Union High School District, Refunding GO, Series A, 5.00%, 08/01/44	1,350	1,531,707
Los Angeles Community College District, Refunding GO, Series A, 5.00%, 08/01/24(b)	1,000	1,070,511
Los Angeles County Facilities Inc., RB, Series A, 4.00%, 12/01/48	1,000	1,063,372
Los Angeles Unified School District, GO, Series B-1, 5.00%, 07/01/33	1,500	1,717,222
Poway Unified School District, Refunding GO, CAB, Series B, 0.00%, 08/01/46(c)	995	380,721
Sacramento City Financing Authority, Refunding RB, Series E, (AMBAC), 5.25%, 12/01/30	250	297,294
San Diego Community College District, Refunding GO, 4.00%, 08/01/26(b)	500	541,890
San Diego Unified School District, GO
Series I, 5.00%, 07/01/41	1,000	1,132,436
Series I, 5.00%, 07/01/47	2,075	2,335,607
Series L, 4.00%, 07/01/49	1,000	1,062,989
San Marcos Unified School District, GO, CAB, Series B, 0.00%, 08/01/51(c)	350	115,068

		13,713,168

Education — 2.2%
California Educational Facilities Authority, RB, Series U-6, 5.00%, 05/01/45	1,260	1,631,352
California State University, Refunding RB
Series A, 4.00%, 11/01/35	500	530,939
Series A, 4.00%, 11/01/38	500	528,348
Series A, 5.00%, 11/01/43	540	590,571
Series A, 5.00%, 11/01/48	1,030	1,172,862
University of California, Refunding RB
Series AR, 5.00%, 05/15/41	605	666,786

Security	Par (000)	Value

Education (continued)
University of California, Refunding RB (continued)
Series AY, 5.00%, 05/15/32	$500	$566,252
Series AY, 5.00%, 05/15/36	1,000	1,129,408

		6,816,518

Health — 1.1%
California Health Facilities Financing Authority, RB, Series A, 5.00%, 11/15/48	1,950	2,198,079
California Health Facilities Financing Authority, Refunding RB, 5.00%, 08/15/51	1,000	1,181,924

		3,380,003

State — 6.2%
California State Public Works Board, RB, Series A, 5.00%, 03/01/38	1,000	1,026,934
California State Public Works Board, Refunding RB
Series B, 5.00%, 10/01/26	250	280,151
Series C, 4.00%, 11/01/32	500	533,303
Series C, 5.00%, 11/01/34	685	758,533
State of California, GO, 5.00%, 03/01/45	1,000	1,076,028
State of California, Refunding GO
5.00%, 10/01/24	475	510,601
5.00%, 10/01/25	1,000	1,102,285
5.00%, 08/01/26	540	592,591
5.00%, 08/01/27	1,000	1,123,272
5.00%, 08/01/31	1,000	1,117,111
5.00%, 09/01/31	565	632,284
5.00%, 12/01/31	2,000	2,100,516
4.00%, 09/01/32	250	265,628
4.00%, 09/01/33	1,000	1,062,081
5.00%, 08/01/35	1,000	1,130,848
4.00%, 09/01/35	1,000	1,058,649
5.00%, 09/01/35	1,000	1,111,962
5.00%, 02/01/38	1,000	1,027,765
5.00%, 12/01/43	500	525,129
5.00%, 08/01/46	1,000	1,102,746
3.00%, 04/01/52	1,000	911,492

		19,049,909

Tobacco — 0.9%
Golden State Tobacco Securitization Corp., Refunding RB, Series A, (SAP), 5.00%, 06/01/25(b)	2,400	2,621,280

Transportation — 2.8%
Bay Area Toll Authority, RB, Series F-1, 4.00%, 04/01/56	1,000	1,049,227
Bay Area Toll Authority, Refunding RB, 4.00%, 04/01/38	500	532,507
City of Long Beach California Harbor Revenue, Refunding ARB, Series C, 5.00%, 05/15/47	500	562,391
City of Los Angeles Department of Airports, ARB, Sub- Series B, 5.00%, 05/15/42	1,500	1,658,284
City of Los Angeles Department of Airports, Refunding RB, Series B, 5.00%, 05/15/35	400	401,871
Foothill-Eastern Transportation Corridor Agency, Refunding RB, CAB(c)
Series A, (AGM), 0.00%, 01/15/36	500	311,093
Series A, (AGM), 0.00%, 01/15/37	1,000	597,777
Riverside County Transportation Commission, Refunding RB, Senior Lien, 4.00%, 06/01/37	1,154	1,221,888

1

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series E, 5.00%, 05/01/48	$1,190	$1,324,438
Series A, AMT, 4.00%, 05/01/49	1,000	1,023,236

		8,682,712

Utilities — 3.6%
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.00%, 11/01/35	1,305	1,460,065
East Bay Municipal Utility District Water System Revenue, Refunding RB, Series B, 5.00%, 06/01/33	1,435	1,637,705
Los Angeles Department of Water & Power System Revenue, RB, Series D, 5.00%, 07/01/44	1,500	1,594,057
Los Angeles Department of Water & Power System Revenue, Refunding RB
Series A, 5.00%, 07/01/30	1,500	1,614,770
Series A, 5.00%, 07/01/37	1,000	1,136,249
Sacramento Municipal Utility District, RB, Series A, 5.00%, 08/15/41	575	597,074
San Diego Public Facilities Financing Authority, Refunding RB, Series A, Subordinate, 5.00%, 08/01/43	500	571,322
San Francisco City & County Public Utilities Commission Wastewater Revenue, Refunding RB, Series B, 4.00%, 10/01/42	1,500	1,517,059
State of California Department of Water Resources, Refunding RB, Series AW, 5.00%, 12/01/26(b)	1,000	1,133,451

		11,261,752

Total Municipal Bonds in California		65,525,342

Colorado — 1.9%

County/City/Special District/School District — 0.5%
City & County of Denver Colorado, Refunding RB, Series A, 4.00%, 08/01/46	1,500	1,559,800

Health — 0.3%
Colorado Health Facilities Authority, Refunding RB, Series A, 5.00%, 08/01/44	1,000	1,120,218

State — 0.2%
State of Colorado, COP, Series N, 4.00%, 03/15/43	500	529,740

Transportation — 0.5%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/35	1,000	1,115,281
E-470 Public Highway Authority, Refunding RB, Series A, 5.00%, 09/01/40	400	425,830

		1,541,111

Utilities — 0.4%
Board of Water Commissioners City & County of Denver, RB, Series A, 4.00%, 12/15/26	1,230	1,232,739

Total Municipal Bonds in Colorado		5,983,608

Connecticut — 2.2%

Health — 0.4%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	1,000	1,088,777

State — 1.8%
State of Connecticut Special Tax Revenue, RB Series A, 5.00%, 09/01/24	400	427,873

Security	Par (000)	Value

State (continued)
State of Connecticut Special Tax Revenue, RB (continued)
Series A, 5.00%, 10/01/29	$725	$756,968
Series A, 4.00%, 05/01/36	1,000	1,071,434
Series A, 4.00%, 09/01/36	430	454,851
State of Connecticut, GO
Series A, 5.00%, 10/15/23	850	890,986
Series A, 5.00%, 10/15/27	400	418,270
Series B, 5.00%, 06/15/28	400	433,159
Series B, 4.00%, 06/15/33	850	888,253
State of Connecticut, Refunding GO, Series B, 5.00%, 05/15/25	250	271,564

		5,613,358

Total Municipal Bonds in Connecticut		6,702,135

District of Columbia — 2.4%

State — 0.5%
District of Columbia, GO
Series D, 5.00%, 06/01/26	500	559,960
Series D, 4.00%, 06/01/34	1,000	1,075,861

		1,635,821

Transportation — 1.0%
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 4.00%, 10/01/51	1,500	1,550,368
Washington Metropolitan Area Transit Authority, RB, Series A, 4.00%, 07/15/45	1500	1,601,679

		3,152,047

Utilities — 0.9%
District of Columbia Water & Sewer Authority, Refunding RB
Sub-Series A, 5.00%, 10/01/45	1,510	1,645,234
Series C, Sub-Lien, 5.00%, 10/01/24(b)	1,000	1,073,685

		2,718,919

Total Municipal Bonds in District of Columbia		7,506,787

Florida — 2.7%

County/City/Special District/School District — 0.7%
County of Miami-Dade Florida Transit System, RB, Series A, 4.00%, 07/01/50	1,500	1,587,114
School Board of Miami-Dade County, Refunding COP, Series D, 5.00%, 02/01/27	500	549,594

		2,136,708

State — 0.3%
State of Florida, Refunding GO, Series A, 5.00%, 07/01/25	1,000	1,096,440

Transportation — 1.7%
Central Florida Expressway Authority, Refunding RB, Series B, Senior Lien, 5.00%, 07/01/33	1,000	1,106,140
County of Broward Florida Airport System Revenue, Refunding ARB, Series Q-1, 5.00%, 10/01/22(b)	1,000	1,018,734
Greater Orlando Aviation Authority, ARB, Series A, AMT, 5.00%, 10/01/54	850	939,419

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Miami-Dade County Expressway Authority, Refunding RB, Series B, 5.00%, 07/01/25	$1,000	$1,064,291
State of Florida Department of Transportation Turnpike System Revenue, RB, Series A, 4.00%, 07/01/48	1,000	1,059,751

		5,188,335

Total Municipal Bonds in Florida		8,421,483

Georgia — 2.3%

County/City/Special District/School District — 0.9%
Gwinnett County School District, GO, 5.00%, 02/01/40	1,400	1,630,072
Metropolitan Atlanta Rapid Transit Authority, Refunding RB, Series B, 5.00%, 07/01/35	1,000	1,110,352

		2,740,424

State — 0.8%
State of Georgia, GO, Series A, 5.00%, 02/01/29	650	722,505
State of Georgia, Refunding GO, Series C, 5.00%, 07/01/28	1,710	1,960,700

		2,683,205

Transportation — 0.4%
City of Atlanta Georgia Department of Aviation, Refunding RB, Series A, 5.00%, 07/01/29	1,000	1,163,813

Utilities — 0.2%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 05/01/25(b)	500	544,658

Total Municipal Bonds in Georgia		7,132,100

Hawaii — 0.2%

State — 0.2%
State of Hawaii, Refunding GO, Series A, 5.00%, 11/01/22(b)	500	510,765

Illinois — 4.0%

Health — 0.4%
Illinois Finance Authority, Refunding RB, 5.00%, 12/01/40	1,000	1,098,918

State — 1.9%
Metropolitan Pier & Exposition Authority, Refunding RB, Class B, (AGM), 0.00%, 06/15/46(c)	1,105	403,921
State of Illinois, GO
5.00%, 05/01/39	1,500	1,579,704
Series C, 5.00%, 11/01/29	1,000	1,100,871
Series D, 5.00%, 11/01/24	1,000	1,064,529
Series D, 5.00%, 11/01/26	500	546,917
State of Illinois, Refunding GO
Series A, 5.00%, 10/01/25	500	540,565
Series A, 5.00%, 10/01/28	500	557,340

		5,793,847

Transportation — 1.7%
Chicago O’Hare International Airport, ARB, Series E, Senior Lien, 5.00%, 01/01/24	410	431,101
Chicago O’Hare International Airport, Refunding ARB
Series B, Senior Lien, 4.00%, 01/01/44	1,000	1,031,042
Series B, Senior Lien, 5.00%, 01/01/48	1,000	1,107,408
Chicago Transit Authority Capital Grant Receipts Revenue, Refunding RB, 5.00%, 06/01/28	190	218,921
Illinois State Toll Highway Authority, RB Series A, 4.00%, 01/01/46	1,000	1,051,683

Security	Par (000)	Value

Transportation (continued)
Illinois State Toll Highway Authority, RB (continued)
Series B, 5.00%, 01/01/41	$1,000	$1,093,444
Illinois State Toll Highway Authority, Refunding RB
Series A, 5.00%, 01/01/25	100	107,818
Series A, 5.00%, 01/01/30	250	291,257

		5,332,674

Total Municipal Bonds in Illinois		12,225,439

Indiana — 0.0%

State — 0.0%
Indiana Finance Authority, Refunding RB, Series C, 5.00%, 12/01/24	100	107,979

Kansas — 0.7%

County/City/Special District/School District — 0.1%
University of Kansas Hospital Authority, Refunding RB, 5.00%, 03/01/27(b)	155	175,406

Health — 0.1%
University of Kansas Hospital Authority, Refunding RB, 5.00%, 03/01/47	425	472,155

Transportation — 0.5%
State of Kansas Department of Transportation, RB
5.00%, 09/01/27	1,000	1,095,848
5.00%, 09/01/34	500	546,370

		1,642,218

Total Municipal Bonds in Kansas		2,289,779

Louisiana(b) — 0.5%

County/City/Special District/School District — 0.3%
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series C-1, 2nd Lien, 5.00%, 05/01/23	925	958,274

State — 0.2%
State of Louisiana, Refunding GO, Series C, 5.00%, 07/15/22	500	505,636

Total Municipal Bonds in Louisiana		1,463,910

Maryland — 1.0%

State — 0.7%
State of Maryland, GO
Series A, 5.00%, 03/15/28	450	523,714
Series A, 5.00%, 03/15/31	400	453,264
State of Maryland, Refunding GO, Series B, 5.00%, 08/01/25	1,000	1,099,086

		2,076,064

Transportation — 0.3%
State of Maryland Department of Transportation, ARB
4.00%, 12/15/28	405	418,845
4.00%, 11/01/29	695	727,569

		1,146,414

Total Municipal Bonds in Maryland		3,222,478

Massachusetts — 3.5%

Education — 0.7%
Massachusetts Development Finance Agency, RB, Series P, 5.00%, 07/01/50	500	648,523

3

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Massachusetts Development Finance Agency, Refunding RB, Series A, 4.00%, 07/15/36	$1,000	$1,067,758
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/24(b)	400	430,557

		2,146,838

Health — 0.4%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/34	1,000	1,136,296

State — 2.4%
Commonwealth of Massachusetts, GO
Series A, 5.00%, 03/01/26	725	807,534
Series A, 5.00%, 01/01/48	1,000	1,119,026
Series B, 3.00%, 02/01/48	1,000	919,526
Series C, 5.00%, 05/01/29	1,000	1,034,882
Series E, 4.00%, 04/01/46	530	551,493
Series F, 5.00%, 11/01/37	500	565,729
Series F, 5.00%, 11/01/42	1,000	1,125,338
Series G, 4.00%, 09/01/32	1,325	1,416,989

		7,540,517

Total Municipal Bonds in Massachusetts		10,823,651

Michigan — 1.2%

Education — 0.2%
University of Michigan, Refunding RB, 5.00%, 04/01/46	585	645,087

Health — 0.3%
Michigan Finance Authority, Refunding RB, Series A, 5.00%, 12/01/41	1,000	1,137,660

State — 0.7%
Michigan State Building Authority, Refunding RB, Series I, 3.00%, 10/15/51	1,000	913,150
State of Michigan Trunk Line Revenue, RB, Series B, 5.00%, 11/15/45	1,000	1,171,802

		2,084,952

Total Municipal Bonds in Michigan		3,867,699

Minnesota — 0.4%

Health — 0.4%
City of Rochester MN, Refunding RB, 5.00%, 11/15/57	1,000	1,165,719

Missouri — 0.9%

Transportation — 0.5%
Missouri Highway & Transportation Commission, Refunding RB, Series A, 1st Lien, 5.00%, 05/01/24	1,500	1,593,558

Utilities — 0.4%
Metropolitan St. Louis Sewer District, Refunding RB
Series B, 5.00%, 05/01/25(b)	330	358,959
Series B, 5.00%, 05/01/45	705	758,995

		1,117,954

Total Municipal Bonds in Missouri		2,711,512

New Jersey — 5.0%

Health — 0.3%
New Jersey Health Care Facilities Financing Authority, RB, 4.00%, 07/01/51	1,000	1,059,454

Security	Par (000)	Value

State — 2.0%
New Jersey Economic Development Authority, RB, Series EEE, 5.00%, 06/15/48	$1,000	$1,092,095
New Jersey Economic Development Authority, Refunding RB
Series NN, 5.00%, 03/01/23(b)	1,000	1,029,870
Series NN, 5.00%, 03/01/25	500	512,281
New Jersey Transportation Trust Fund Authority, RB, Series S, 5.00%, 06/15/46	500	546,973
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/38(c)	530	282,056
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/36	1,000	1,107,991
State of New Jersey, GO, Series A, 4.00%, 06/01/31	1,500	1,636,395

		6,207,661

Transportation — 2.7%
New Jersey Transportation Trust Fund Authority, RB
Series A, 0.00%, 12/15/25(c)	100	89,960
Series AA, 5.00%, 06/15/25	150	158,456
Series AA, 4.75%, 06/15/38	280	295,318
New Jersey Transportation Trust Fund Authority, RB, CAB(c)
Series A, 0.00%, 12/15/32	250	172,468
Series A, 0.00%, 12/15/35	3,075	1,868,034
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 4.00%, 12/15/31	1,000	1,062,728
Series D, 5.00%, 12/15/24	250	267,053
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/34	1,000	1,060,217
New Jersey Turnpike Authority, Refunding RB
Series B, 5.00%, 01/01/23(b)	840	862,026
Series E, 5.00%, 01/01/29	1,000	1,145,362
Series E, 5.00%, 01/01/32	1,100	1,250,188

		8,231,810

Total Municipal Bonds in New Jersey		15,498,925

New York — 24.2%

County/City/Special District/School District — 6.2%
City of New York, GO
Series B-1, 5.00%, 12/01/41	1,390	1,532,479
Series D, 5.00%, 12/01/35	500	571,220
Series D, 4.00%, 12/01/41	1,000	1,070,771
Series F-1, 5.00%, 04/01/34	1,115	1,264,126
Series F-1, 5.00%, 03/01/43	1,000	1,154,157
Series F-1, 5.00%, 03/01/50	1,000	1,143,331
City of New York, Refunding GO
Series I, 5.00%, 08/01/22(b)	835	845,600
Series I, 5.00%, 08/01/26	165	167,024
Hudson Yards Infrastructure Corp., Refunding RB,
Series A, 5.00%, 02/15/42	910	1,010,627
Nassau County Interim Finance Authority, Refunding RB, Series A, 4.00%, 11/15/34	310	349,108
New York City Industrial Development Agency, Refunding RB, (AGM), 4.00%, 03/01/45	300	319,242
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 05/01/37	1,000	1,095,589
Series A-1, 5.00%, 08/01/36	500	570,772

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, RB (continued)
Series A-1, 5.00%, 08/01/42	$1,000	$1,123,472
Series B-1, 5.00%, 08/01/40	1,500	1,645,077
Series C-2, 5.00%, 05/01/36	1,000	1,136,624
Sub-Series I, 5.00%, 05/01/42	1,620	1,670,704
New York City Transitional Finance Authority Future Tax Secured, Revenue RB, Series B-3, Subordinate, 3.00%, 08/01/41	1,500	1,436,868
New York State Thruway Authority, Refunding RB, Series A-3, 4.00%, 03/15/56	1,000	1,045,339

		19,152,130

Education — 0.6%
New York State Dormitory Authority, RB, 5.00%, 10/01/45	1,500	1,959,282

Health — 0.4%
New York State Dormitory Authority, Refunding RB, 1st Series, 5.00%, 07/01/42	1,000	1,125,594

State — 7.0%
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 5.00%, 07/15/31	1,000	1,075,809
New York City Transitional Finance Authority Building Aid Revenue, Refunding RB
Series S-1, (SAW), 5.00%, 07/15/35	2,000	2,247,320
Series -2A, Subordinate, (SAW), 4.00%, 07/15/36	1,455	1,548,788
New York State Dormitory Authority, RB
Series A, 5.00%, 03/15/35	740	839,775
Series A, 5.00%, 03/15/45	1,000	1,119,373
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/24(a)	600	636,075
Series A, 5.00%, 03/15/28	250	288,229
Series A, 4.00%, 03/15/43	500	527,497
Series B, 5.00%, 03/15/42	2,000	2,001,618
Series D, 4.00%, 02/15/47	1,000	1,036,874
Series E, 5.00%, 03/15/27	500	567,528
Series E, 5.00%, 09/15/28(b)	5	5,835
Series E, 5.00%, 03/15/29	995	1,156,730
Series E, 4.00%, 03/15/39	1,000	1,071,613
New York State Thruway Authority, Refunding RB, Series A-1, 4.00%, 03/15/44	2,460	2,604,418
New York State Urban Development Corp., Refunding RB
Series A, 5.00%, 03/15/24	1,000	1,059,919
Series A, 5.00%, 03/15/27	600	678,022
Series A, 5.00%, 03/15/39	1,000	1,152,361
Series E, 3.00%, 03/15/50	1,130	1,009,952
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/24(b)	1,000	1,076,087

		21,703,823

Transportation — 5.0%
Metropolitan Transportation Authority, Refunding RB
Series B, 5.00%, 11/15/37	1,075	1,171,255
Series B-1, 5.00%, 11/15/47	1,000	1,106,126
Series D, 5.00%, 11/15/25	1,235	1,258,835
Series D-1, 5.00%, 11/15/34(d)	1,000	1,070,903
Series E-1, 5.00%, 11/15/42	1,260	1,284,080
Sub-Series C-1, 5.00%, 11/15/34	1,000	1,102,463

Security	Par (000)	Value

Transportation (continued)
New York State Thruway Authority, Refunding RB, Series B, Subordinate, 4.00%, 01/01/50	$1,000	$1,032,755
Port Authority of New York & New Jersey, Refunding ARB
179th Series, 5.00%, 12/01/32	1,000	1,052,108
194th Series, 5.00%, 10/15/34	1,395	1,522,679
194th Series, 5.00%, 10/15/41	835	904,630
Triborough Bridge & Tunnel Authority, RB, Series A, 4.00%, 11/15/42	1,000	1,010,441
Triborough Bridge & Tunnel Authority, Refunding RB
Series A, 5.00%, 11/15/31	1,000	1,111,251
Series A, 5.00%, 11/15/40	600	647,045
Series B, 5.00%, 11/15/38	1,000	1,119,158

		15,393,729

Utilities — 5.0%
Long Island Power Authority, Refunding RB, Series B, 5.00%, 09/01/41	1,500	1,656,674
New York City Water & Sewer System, RB
Series CC-1, 5.00%, 06/15/48	1,000	1,121,653
Series DD-1, 4.00%, 06/15/49	1,000	1,046,081
Series DD-2, 5.00%, 06/15/24	500	512,245
New York City Water & Sewer System, Refunding RB
Series DD, 5.00%, 06/15/35	2,500	2,656,651
Series DD, 5.00%, 06/15/39	420	445,292
Series EE, 5.00%, 06/15/36	1,000	1,096,173
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/50	1,000	1,057,298
New York State Dormitory Authority, RB, Series A, 5.00%, 10/01/48	1,000	1,306,195
New York State Environmental Facilities Corp., Refunding RB, Series A, Subordinate, 4.00%, 06/15/46	1,475	1,549,787
Utility Debt Securitization Authority, Refunding RB
Series TE, Restructured, 5.00%, 12/15/34	1,000	1,051,403
Series TE, Restructured, 5.00%, 12/15/41	2,000	2,097,998

		15,597,450

Total Municipal Bonds in New York		74,932,008

North Carolina(c) — 0.2%

Transportation — 0.2%
North Carolina Turnpike Authority, RB, CAB 0.00%, 01/01/49	1,000	391,844
Series B, (AGC), 0.00%, 01/01/34	500	346,726

Total Municipal Bonds in North Carolina		738,570

Ohio — 0.9%

State — 0.2%
State of Ohio, Refunding GO, Series B, 5.00%, 09/15/25	510	560,828

Transportation — 0.4%
Ohio Turnpike & Infrastructure Commission, RB, Series A, 5.00%, 02/15/46	1,000	1,173,089

Utilities — 0.3%
American Municipal Power, Inc., Refunding RB, 5.00%, 02/15/33	1,000	1,170,027

Total Municipal Bonds in Ohio		2,903,944

5

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon — 0.4%

State — 0.4%
State of Oregon Department of Transportation, Refunding RB, Series A, Subordinate, 4.00%, 11/15/42	$1,000	$1,090,924

Pennsylvania — 3.2%

Health — 0.7%
Geisinger Authority, Refunding RB, 5.00%, 04/01/50	1,000	1,128,867
Pennsylvania Higher Educational Facilities Authority, RB, 5.00%, 08/15/49	1,000	1,150,158

		2,279,025

State — 1.3%
Commonwealth of Pennsylvania, GO
1st Series, 5.00%, 03/15/29	1,000	1,080,508
2nd Series, 5.00%, 10/15/26	685	718,881
Commonwealth of Pennsylvania, Refunding GO, 1st Series, 5.00%, 01/01/28	1,105	1,241,433
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 12/31/38	1,000	1,063,281

		4,104,103

Transportation — 1.2%
Delaware River Port Authority, ARB, Series A, 5.00%, 01/01/39	125	143,893
Delaware River Port Authority, Refunding RB, Series B, 5.00%, 01/01/26	250	276,579
Pennsylvania Turnpike Commission, RB
Series A-1, 5.00%, 12/01/47	1,000	1,119,014
Series C, 5.00%, 12/01/23(b)	760	799,986
Series C, 5.00%, 12/01/43	240	251,619
Series A, Subordinate, 4.00%, 12/01/46	425	440,333
Series A, Subordinate, 4.00%, 12/01/50	480	493,707

		3,525,131

Total Municipal Bonds in Pennsylvania		9,908,259

South Carolina — 0.4%

Utilities — 0.4%
South Carolina Public Service Authority, Refunding RB
Series A, 4.00%, 12/01/40	750	795,224
Series B, 5.00%, 12/01/51	305	347,583

Total Municipal Bonds in South Carolina		1,142,807

Tennessee — 0.6%

County/City/Special District/School District — 0.3%
Metropolitan Government of Nashville & Davidson County Tennessee, Refunding GO, 4.00%, 07/01/30	765	830,236

Transportation — 0.3%
Metropolitan Nashville Airport Authority, ARB, Series A, 5.00%, 07/01/45	900	973,510

Total Municipal Bonds in Tennessee		1,803,746

Texas — 9.7%

County/City/Special District/School District — 1.4%
Carrollton-Farmers Branch Independent School District, Refunding GO, Series A, (PSF), 4.00%, 02/15/23(b)	445	454,328
Cypress-Fairbanks Independent School District, Refunding GO, Series C, (PSF), 5.00%, 02/15/44	500	527,193

Security	Par (000)	Value

County/City/Special District/School District (continued)
Dallas Area Rapid Transit, Refunding RB
Series A, 5.00%, 12/01/23	$800	$842,630
Series B, Senior Lien, 4.00%, 12/01/51	1,780	1,909,229
Lewisville Independent School District, Refunding GO, Series B, 5.00%, 08/15/28	570	623,971

		4,357,351

Education — 0.1%
Board of Regents of the University of Texas System, RB, Series E, 5.00%, 08/15/27	400	458,708

Health — 0.3%
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,093,907

State — 0.7%
State of Texas, Refunding GO 5.00%, 04/01/24(b)	1,000	1,061,045
Series A, 5.00%, 10/01/36	1,000	1,095,547

		2,156,592

Transportation — 4.6%
Central Texas Regional Mobility Authority, RB
Series C, 5.00%, 01/01/27	1,000	1,082,774
Series A, Senior Lien, 5.00%, 07/01/25(b)	1,000	1,093,798
Central Texas Regional Mobility Authority, Refunding RB, Series A, Senior Lien, 5.00%, 01/01/23(b)	1,000	1,026,222
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/37	1,000	1,049,911
Central Texas Turnpike System, RB, CAB, Series A, (AMBAC), 0.00%, 08/15/30(c)	270	209,425
Dallas Fort Worth International Airport, Refunding RB, Series A, 4.00%, 11/01/34	1,250	1,331,563
Grand Parkway Transportation Corp., RB 5.00%, 02/01/23	570	585,540
Series A, 5.00%, 10/01/35	695	793,222
Grand Parkway Transportation Corp., Refunding RB, 4.00%, 10/01/49	500	522,822
Harris County Toll Road Authority, Refunding RB, Series A, Senior Lien, 5.00%, 08/15/31	1,000	1,145,618
North Texas Tollway Authority, Refunding RB
Series A, 5.00%, 01/01/38	1,000	1,136,710
Series A, 5.00%, 01/01/43	1,815	2,050,670
Series B, 5.00%, 01/01/34	1,000	1,072,363
State of Texas, Refunding GO, Series A, 5.00%, 10/01/24(b)	1,000	1,074,950

		14,175,588

Utilities — 2.6%
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/45	1,000	1,083,704
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/42	2,000	2,041,783
City of Garland Texas Electric Utility System Revenue, Refunding RB, 4.00%, 03/01/49	1,000	1,054,009
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/26	500	550,752
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/36	750	753,465

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares Municipal Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Texas Water Development Board, RB
Series A, 4.00%, 10/15/37	$1,180	$1,278,393
Series B, 5.00%, 04/15/49	1,000	1,146,886

		7,908,992

Total Municipal Bonds in Texas		30,151,138

Utah — 0.2%

State — 0.2%
State of Utah, GO, 5.00%, 07/01/25	450	493,845

Virginia — 1.7%

County/City/Special District/School District — 0.7%
City of Alexandria Virginia, GO, Series A, (SAW), 3.00%, 07/15/46	1,000	1,000,510
County of Fairfax Virginia, Refunding GO, Series A, (SAW), 4.00%, 10/01/27	1,000	1,074,670

		2,075,180

State — 0.3%
Virginia College Building Authority, Refunding RB, Series E, 5.00%, 02/01/30	1,000	1,146,739

Transportation — 0.5%
Virginia Commonwealth Transportation Board, Refunding RB
5.00%, 09/15/23	10	10,464
5.00%, 03/15/27	285	324,065
Series A, 5.00%, 05/15/31	1,000	1,148,075

		1,482,604

Utilities — 0.2%
City of Richmond Virginia Public Utility Revenue, Refunding RB, 5.00%, 01/15/26	500	555,591

Total Municipal Bonds in Virginia		5,260,114

Washington — 3.9%

County/City/Special District/School District — 0.2%
Central Puget Sound Regional Transit Authority, Refunding RB, Series S-1, 5.00%, 11/01/25(b)	485	533,929

Health — 0.7%
Washington Health Care Facilities Authority, Refunding RB, 5.00%, 10/01/38	2,000	2,301,736

State — 1.2%
State of Washington, GO, Series A, 5.00%, 08/01/43	1,250	1,427,521
State of Washington, Refunding GO
Series B, 5.00%, 07/01/30	1,000	1,101,001
Series R, 5.00%, 07/01/31	1,000	1,075,127

		3,603,649

Transportation — 1.1%
Central Puget Sound Regional Transit Authority, RB, Series S-1, 5.00%, 11/01/46	1,000	1,294,087
Port of Seattle Washington, Refunding RB, Series A, 5.00%, 08/01/31	2,000	2,020,966

		3,315,053

Security	Par (000)	Value

Utilities — 0.7%
County of King Washington Sewer Revenue, Refunding RB, Series B, 5.00%, 07/01/23(b)	$2,075	$2,155,998

Total Municipal Bonds in Washington		11,910,365

Wisconsin — 1.2%

Health — 0.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	1,000	1,100,477

State — 0.8%
State of Wisconsin, Refunding GO
5.00%, 11/01/27	770	873,406
5.00%, 11/01/29	525	593,886
Series 2, 5.00%, 11/01/26	980	1,111,504

		2,578,796

Total Municipal Bonds in Wisconsin		3,679,273

Total Long-Term Investments — 98.3% (Cost: $301,316,444)		304,046,179

	Shares

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.26%(e)(f)	2,086,836	2,086,628

Total Short-Term Securities — 0.7% (Cost: $2,086,709)		2,086,628

Total Investments — 99.0% (Cost: $303,403,153)		306,132,807

Other Assets Less Liabilities — 1.0%		3,156,612

Net Assets — 100.0%		$309,289,419

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.

7

Schedule of Investments (unaudited) (continued) March 31, 2022	iShares Municipal Bond Index Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$725,084	$1,362,066	(a)	$—	$(441)	$(81)	$2,086,628	2,086,836	$328	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$304,046,179	$—	$304,046,179
Short-Term Securities
Money Market Funds	2,086,628	—	—	2,086,628

	$2,086,628	$304,046,179	$—	$306,132,807

Portfolio Abbreviation		Portfolio Abbreviation (continued)

AGC	Assured Guaranty Corp.	GO	General Obligation Bonds

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund

AMBAC	AMBAC Assurance Corp.	RB	Revenue Bond

AMT	Alternative Minimum Tax	SAP	Subject to Appropriations

ARB	Airport Revenue Bonds	SAW	State Aid Withholding

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

S C H E D U L E O F I N V E S T M E N T S	8